RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Consulting expenses			$ 46,640	$ 115,562	$ 180,097
Newton [Member]
Related Party Transaction [Line Items]
Consulting expenses			46,640	115,562	176,197
Accounts payable and accrued liabilities related party			0	0
Michael Ranger [Member]
Related Party Transaction [Line Items]
Consulting expenses			0	0	0
Accounts payable and accrued liabilities related party			0	0
Vanadium [Member]
Related Party Transaction [Line Items]
Deferred revenue			$ 300,000
Note Payable Related Party 2015 [Member]
Related Party Transaction [Line Items]
Proceeds from note payable	$ 6,553	$ 9,000
Interest rate			5.45%
Notes payable, related parties			$ 9,901	9,075
Interest expense, related party			$ 380	$ 509	$ 531